SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		12 Months Ended
	Feb. 23, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 02, 2024	Jun. 28, 2023	Feb. 22, 2022
Cash			$ 0
Deferred offering costs			10,812,500			$ 10,812,500
Cash, FDIC Insured Amount		$ 250,000
Unrecognized Tax Benefits			0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued			$ 0
Share price		$ 11.03
Antidilutive securities			24,138,333
Visiox Pharmaceuticals, Inc. [Member]
Cash		$ 535,000
Cash, FDIC Insured Amount		$ 250,000
Antidilutive securities		1,302,065		1,779,298
Cash, Uninsured Amount		$ 287,977
Accrued expenses		510,300	$ 148,710
Deferred compensation			136,519
License fee		6,000,000
Liability to be settled in equity				$ 3,000,000
Visiox Pharmaceuticals, Inc. [Member] | Santen License Agreement [Member]
License fee		6,000,000
Visiox Pharmaceuticals, Inc. [Member] | Convertible Notes Payable [Member]
Accrued expenses		6,164
Visiox Pharmaceuticals, Inc. [Member] | Accrued Liabilities [Member]
Legal expenses		$ 504,136	$ 12,191
Warrant [Member]
Number of shares issued	24,138,333
Share price	$ 11.50
Class A Ordinary Shares Subject To Possible Redemption [Member]
Temporary Equity, Shares Outstanding		1,803,729	28,750,000
Convertible Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member]
Preferred units, issued				1,390,885
IPO [Member]
Transaction Costs		$ 16,418,580
Sale of Stock, Underwriting fees		5,000,000
Deferred offering costs		10,812,500
Sale of Stock, Other Offering Costs		606,080
Share price							$ 10.25
IPO [Member] | Visiox Pharmaceuticals, Inc. [Member]
Accrued expenses		$ 487,820			$ 487,820